Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Computation of Earnings Per Share

Earnings per share are computed as follows:

	2013	2012	2011

Basic earnings per Common Share:

Net income attributable to Magna International Inc.	$1,561	$1,433	$1,018

Average number of Common Shares outstanding during the year	227.9	232.4	239.3

Basic earnings per Common Share	$6.85	$6.17	$4.26

Diluted earnings per Common Share:

Net income attributable to Magna International Inc.	$1,561	$1,433	$1,018

Average number of Common Shares outstanding during the year	227.9	232.4	239.3
Adjustments
Stock options and restricted stock [a]	2.9	2.8	3.5

	230.8	235.2	242.8

Diluted earnings per Common Share	$6.76	$6.09	$4.20

[a]	Diluted earnings per Common Share exclude 0.1 million [2012 - 2.3 million; 2011 - 2.1 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”.